Business Changes and Developments (Details Textuals) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Apr. 08, 2008	Dec. 31, 2008 Washington Mutual [Member]	Sep. 25, 2008 Washington Mutual [Member]	Sep. 25, 2008 Washington Mutual [Member] Nonfinancial Assets [Member]	Dec. 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member]	Dec. 31, 2008 Share Cash Purchase Transaction [Member] Bear Stearns [Member]	Dec. 31, 2008 Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member]	Apr. 08, 2008 Bear Stearns [Member]	Dec. 31, 2008 Bear Stearns [Member] Common stock [Member]	Jun. 30, 2010 RBS Sempra [Member]	Dec. 31, 2010 J.P. Morgan Cazenove [Member]	Dec. 31, 2008 Chase PayMentech Solutions [Member]	Nov. 01, 2008 Chase PayMentech Solutions [Member]	Dec. 31, 2010 Visa [Member]	Dec. 31, 2009 Visa [Member]	Dec. 31, 2008 Visa [Member]	Mar. 28, 2008 Visa [Member]	Dec. 31, 2008 Visa [Member]	Dec. 31, 2009 Highbridge Capital Management [Member]	Jan. 31, 2008 Highbridge Capital Management [Member]	Dec. 31, 2008 Share Cash Purchase Transaction [Member]	Feb. 23, 2009 Common stock [Member]
Business Changes and Developments (Numeric) [Abstract]
Dividend Rate Per Share Before Adjustment																									0.38
Dividends Payable, Amount Per Share																									0.05
Business Acquisition, Cost of Acquired Entity, Cash Paid					$ 1,938,000,000					$ 298,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price					1,941,000,000					1,496,000,000
Gain on Purchase of Business				1,900,000,000
Business Acquisition, Purchase Price Allocation, Negative Goodwill Recognized As An Extraordinary Gain					2,000,000,000	2,000,000,000
Business Acquisition, Purchase Price Allocation, Negative Goodwill					1,982,000,000
Business Acquisition, Purchase Price Allocation, Negative Goodwill					8,076,000,000
Business Acquisition, Number of Shares Acquired							95,000,000	24,000,000																24,000,000
Percentage of voting equity interests acquired in Bear Stearns			39.50%								39.50%												77.50%
JPMorgan Chase common stock newly issued in acquisition of Bear Stearns									26,473,000			20,700,000
Business Acquisition, Average Cost Per Share Acquired								12.37
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										0.494
Business Acquisition, Conversion Rate of Acquirer to Acquiree Common Stock										0.21753
Variable Interest Entity, Description of Entity	In conjunction with the Bear Stearns merger, in June 2008, the Federal Reserve Bank of New York ("FRBNY") took control, through an LLC formed for this purpose, of a portfolio of $30.0 billion in assets, based on the value of the portfolio as of March 14, 2008. The assets of the LLC were funded by a $28.85 billion term loan from the FRBNY and a $1.15 billion subordinated loan from JPMorgan Chase.								In conjunction with the Bear Stearns merger, in June 2008, the Federal Reserve Bank of New York ("FRBNY") took control, through an LLC formed for this purpose, of a portfolio of $30 billion in assets, based on the value of the portfolio as of March 14, 2008. The assets of the LLC were funded by a $28.85 billion term loan from the FRBNY and a $1.15 billion subordinated loan from JPMorgan Chase.
Variable Interest Subordinated Loan Contract Amount	1,150,000,000									1,150,000,000
The number of shares of JPMorgan Chase stock exchanged for shares of Bear Stearns stock held in the RSU trust										6,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage Acquired										50.60%
Business Acquisition, Pro Forma Adjustments		1,300,000,000
Adjustment to capital surplus resulting from the purchase of the remaining interest in J.P. Morgan Cazenove														1,273,000,000								228,000,000
Net assets of of RBS Sempra Commodities' global oil, global metals and European power and gas businesses acquired by JPMorgan Chase													1,700,000,000
Debt of RBS Sempra Commodities' global oil, global metals and European power and gas businesses acquired by JPMorgan Chase, which was immediately repaid													3,300,000,000
The percentage of the business retained of the Chase Paymentech Solutions joint venture after its dissolution																51.00%
Gain (loss) from Divestiture of Interest in Joint Venture															627,000,000
Sale of Stock, Percentage of Ownership before Transaction																				13.00%
Gain (Loss) on Sale of Equity Method Investments																					1,500,000,000
Equity method investee, amount held in escrow for litigation																				3,000,000,000
Equity method investee, additional amount added to escrow Held For Litigation																	$ 1,300,000,000	$ 700,000,000	$ 1,100,000,000